Transactions with Related Parties - Compensation (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Transactions with related parties
Defined benefit obligation		$ 3,276,400	$ 2,847,608
Service cost		148,987	131,662
Contributions to plan, net defined benefit liability (asset)		600
Directors, alternate directors and officers
Transactions with related parties
Key management compensation		936,794	869,556	$ 568,347
Defined benefit obligation		196,584	170,856	148,651
Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers		71,744	82,768	90,901
Directors, alternate directors and officers | Cable
Transactions with related parties
Deferred compensation paid	$ 1,106,525	1,208	199,726
Officers | Cable
Transactions with related parties
Defined benefit obligation		1,486,708	1,258,013
Deferred compensation plan term					5 years
Service cost		225,804	199,195	251,787
Contributions to plan, net defined benefit liability (asset)		435,500	$ 700,000	$ 350,000
Deferred compensation paid		$ 470,000